Derivatives (Details Textual) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Interest expense									$ 696	$ 704
Interest income	$ 4,904	$ 4,604	$ 4,736	$ 4,481	$ 4,499	$ 4,644	$ 4,505	$ 4,277
Interest Rate Swaps Designated as Cash Flow Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount									40,000
Interest Rate Swaps Designated as Fair Value Hedges [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount										45,000
Security Collateral Held in Safekeeping by Bank of New York [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash and securities fair value									$ 3,700	$ 2,600
Federal Home Loan Banks Advance Two [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Description of Terms									Three month LIBOR	Three month LIBOR
Derivative, Basis Spread on Variable Rate									0.25%	0.25%
Notional amount									$ 10,000	$ 10,000
Federal Home Loan Banks Advance Three [Member] [Domain]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount									10,000	10,000
Federal Home Loan Banks Advance Four [Member] [Domain] [Domain]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount									10,000	10,000
Federal Home Loan Banks Advance Five [Member] [Domain] [Domain] [Domain]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount									10,000	10,000
Federal Home Loan Banks Advance One [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount									$ 0	$ 5,000